Shareholders' Capital (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) shares vote $ / shares	Dec. 31, 2021 CAD ($) shares
Shares repurchased and cancelled, average price (in dollars per share) | $ / shares	$ 6.54
Repurchase of common shares	$ (158,977)	$ 0
Number of Common Shares
Vesting of share awards (in shares) | shares	5,007,000	3,013,000
Changes in equity [abstract]
Beginning balance	$ 2,211,329	$ 578,213
Vesting of share awards	3,159	6,389
Repurchase of common shares for cancellation	(158,977)
Ending balance	$ 3,030,417	$ 2,211,329
Shareholders’ capital
Shares authorized for repurchase and cancellation (in shares) | shares	56,300,000
Purchase of treasury shares, repurchase period	12 months
Number of shares authorized for repurchase as percentage of public float (in shares)	10.00%
Number of Common Shares
Beginning balance (in shares) | shares	564,213,000	561,227,000
Vesting of share awards (in shares) | shares	5,035,000	2,986,000
Common shares repurchased and cancelled (in shares) | shares	(24,318,000)
Ending balance (in shares) | shares	544,930,000	564,213,000
Changes in equity [abstract]
Beginning balance	$ 5,736,593	$ 5,729,418
Vesting of share awards		7,175
Repurchase of common shares for cancellation	(245,430)
Ending balance	$ 5,499,664	$ 5,736,593
Preference shares
Preferred shares without nominal or par value (in shares) | shares	10,000,000
Issued on corporate acquisition (in shares) | shares	0
Ordinary shares
Voting rights, votes per share | vote	1